Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 30, 2019	Mar. 31, 2018
Fair Value Disclosures [Abstract]
Bank indebtedness	$ 47,021	$ 36,925	[1]
Long-term debt bearing interest at variable rates	13,000	2,300
Fixed-rate long-term debt	4,200	5,900
Fair value of fixed long-term debt and other long-term liabilities	$ 4,000	$ 5,800

[1]	Recast (refer to note 1)